Dear Fellow Shareholder:

The fiscal year ending September 30, 1995 continued a period of change in the bond market. After rising to their highest levels in several years last November, interest rates fell steadily throughout 1995. The net asset value of the A shares of Thornburg New Mexico Intermediate Municipal Fund increased 40 cents per share to $13.12 over the year. If you were with us for the entire period, you received dividends of 60.4 cents per share. If you reinvest your dividends, you received 61.7 cents per share. For the year ended September 30, investors who owned C shares received dividends of 51.9 and 52.9 cents per share, respectively.

Your fund is a managed bond portfolio. Its performance over the last year is a total of all the stories of the individual bonds in your portfolio plus a few that we traded during the period. One typical story pertains to our investment in $1,000,000 of the FGIC insured Farmington Utility System Revenue 5.40% bonds due 5/15/2002.

The graph on this page compares the price change of Thornburg New Mexico Intermediate Municipal Fund with the price change in the Farmington Utilities bond. Recall from my last letter to you that on December 31, 1993 this bond was worth 106.215% of its $1 million maturity amount at a then market yield of 4.50%. By September 30, 1994 an increase in its market yield to 5.55% decreased the price of the bond to 99.07% of its maturity value. On September 30, 1995, the Farmington bond was valued at 103.3% of its maturity amount at a market yield of 4.81%. The taxable equivalent yield to maturity on the bond at this poiont for a 36% bracket federal taxpayer (8.5% state rate) was approximately 8.21%. In general, the price volatility of your Fund was less than that of the single Farmington bond.


Nothing has happened in the last several years of fluctuating interest rates to change the ultimate maturity value of this bond or other bonds you own through your investment in this fund. What has changed? The interim market prices of these bonds moved lower through most of 1994, before recovering this year. As you evaluate your investment in Thornburg New Mexico Intermediate Municipal Fund, you must consider the future prospects of the kinds of bonds you own in this portfolio.

Today, your portfolio includes approximately 150 bonds from around the state and 3 U.S. territories, approximately 88% of which are rated A or better by one of the major rating agencies. Your bond portfolio in Thornburg New Mexico Intermediate Municipal Fund is laddered to give a dollar weighted average maturity of approximately 6.8 years. This is shorter than the 10 year maximum average maturity permitted for your fund.

On September 22, The Wall Street Journal reported that the public prefers a graduated income tax to a flat tax by 57% to 38% according to recent research polls. I'm not surprised, since the top 10% of income earning households in the U.S. pay around 60% of all individual income taxes collected. If you belong to the fortunate minority of high bracket taxpayers, ask yourself: Are taxes on my investment income likely to go down?

Many municipal bonds issued between 1983 and 1988 are being paid off early. Money to pay off these bonds prior to maturity has already been raised. You may own municipal bonds or unit trusts which are being redeemed. Please remember that you can easily maintain your municipal portfolio by authorizing a simple, automatic transfer from your checking account to Thornburg New Mexico Intermediate Municipal Fund.

We believe the investment program of your fund is a thoroughly sensible one over time. At today's market prices and yields to maturity, the kinds of bond you own in this fund look attractive to me. Thank you for investing in Thornburg New Mexico Intermediate Municipal Fund.


Sincerely,




Brian J. McMahon
Managing Director


Thornburg New Mexico Intermediate Municipal Fund
September 30, 1995

ASSETS

Investments, at value (cost $ 128,127,669)                    	$ 133,256,365
Cash		                                                               368,079
Receivable for fund shares sold	                                      42,806
Receivable for securities sold		                                   1,579,989
Interest receivable 		                                             2,268,814
Prepaid expenses and other assets                                     	6,220

	              TOTAL ASSETS	                                     137,522,273
LIABILITIES

Dividends payable		                                                  170,637
Payable for fund shares redeemed	                                    250,582
Accounts payable and accrued expenses	                               153,331
Accounts payable investment adviser	                                  64,521

               TOTAL LIABILITIES                                    	639,071

NET ASSETS 		                                                  $ 136,883,202

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($ 136,742,097 applicable to 10,420,504 shares of
 beneficial interest outstanding)	                                   $ 13.12

Maximum sales charge, 3.50% of offering
price (3.63% of net asset value per share)                              	.48

              	Maximum Offering Price Per Share	                     $ 13.60

Class C Shares:
Net asset value, offering and redemption price per share
($ 141,105 applicable to 10,757 shares of
 beneficial interest outstanding)                                   	$ 13.12

See notes to financial statements.


Thornburg New Mexico Intermediate Municipal Fund
Year Ended September 30, 1995

INVESTMENT INCOME
Interest income (net of premium amortized
     of $ 539,969)		                                             $ 7,898,965

EXPENSES
Investment advisory fees (Note 3)                                   	865,405
Distribution and service fees  (Note 3)
 Class A Shares	                                                    	332,809
 Class B Shares	                                                      	3,612
 Class C Shares 		                                                       793
Transfer agent fees		                                                129,717
Custodian fees		                                                      92,729
Professional fees		                                                   38,119
Registration and filing fees	                                         	5,190
Other expenses	                                                       21,160

       	TOTAL EXPENSE                                              1,489,534
Less:
   Investment advisory fee waived by
         	investment adviser  (Note 3)	                              (76,438)
   Expenses assumed by investment adviser (Note 3)	                  (25,198)

       	NET EXPENSES	                                               1,387,898

       	NET INVESTMENT INCOME                                      	6,511,067

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments sold	                              (543,396)
Increase in unrealized appreciation of investments	                4,633,144
       	NET REALIZED AND UNREALIZED
             GAIN ON INVESTMENTS 	                                 4,089,748

       	NET INCREASE IN NET ASSETS RESULTING
	            FROM OPERATIONS	                                   $ 10,600,815

See notes to financial statements.

Thornburg New Mexico Intermediate Municipal Fund


                                   	     Year Ended	          Year Ended
                                      September 30, 1995 	 September 30, 1994
INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income	                  $ 6,511,067          	$ 6,371,139
Net realized gain (loss)
 on investments sold	                      (543,396) 	           (147,545)
Unrealized appreciation
(depreciation) of investments	            4,633,144	           (6,660,214)

    	NET INCREASE (DECREASE) IN NET
	    ASSETS RESULTING FROM OPERATIONS	   10,600,815	             (436,620)

DIVIDENDS TO SHAREHOLDERS:
From net investment income
  Class A Shares	                        (6,490,487)	          (6,370,950)
  Class B Shares	                           (17,017)	                 (71)
  Class C Shares	                            (3,563)	                (118)
From realized gains
	 Class A Shares	                              ---	               (82,174)

FUND SHARE TRANSACTIONS - (Note 4)
  Class A Shares	                       (11,243,065)	          22,208,876
	 Class B Shares	                           (92,064)	              81,185
  Class C Shares 	                           78,705	               60,217

NET INCREASE (DECREASE) IN NET ASSETS	   (7,166,676)	          15,460,345

NET ASSETS:
	Beginning of year	                     144,049,878	          128,589,533

 End of year	                         $ 136,883,202	        $ 144,049,878

See notes to financial statements.


Thornburg New Mexico Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg New Mexico Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five classes of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a seperate entity for financial reporting and tax purposes.

On September 1, 1994 the Funds began offering three classes of shares of beneficial interest, Class A, Class B and Class C shares. All shares outstanding prior to September 1, 1994 are considered Class A shares.
On September 28, 1995, all existing Class B shares were converted at net asset value, without the imposition of a deferred sales charge, into Class A shares of an equivalent value. The Fund no longer offers Class B shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the share are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, and (iv) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of Fund are limited to disribution fees and minor custody and transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES
Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing sservice using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Fund under tthe general supervision of the Trusstees. Short-term obligations having remaining matturities of 60 days or less are valued at amortized cost, which approximates market value.


Thornburg New Mexico Intermediate Municipal Fund

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the year ended September 30, 1995 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records on the trade date. Securities to be purchased will be segregated on the Fund's records on the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis.

Deferred Expenses: Organizational expenses were deferred and are being amortized on a straight-line basis over a 60-month period.


Thornburg New Mexico Intermediate Municipal Fund

Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") provides investment management and advisory services for which fees are computed at the rate of five eighths of one percent per annum of the average daily net assets of the Fund. As of September 1, 1994, the advisory agreement was modified to provide for a sliding scale fee that declines from 5/8 of 1% to 4/10 of 1% when the Fund's average net assets exceed $500 million. The investment advisory agreement provide that if, with respect to any fiscal year of the Fund, its total operating expenses (including investment advisory fees, but excluding interest, taxes, brokerage commissions, and extraordinary expenses) exceed the most restrictive of the expense limitations imposed by state securities commissions of the states in which the Fund currently has registered its securities for sale, the investment advisory fees for that fiscal year will be reduced or the Adviser will assume certain Fund expenses by the amount of such excess. For the year ended September 30, 1995, the Adviser voluntarily waived a portion of its advisory fee amounting to $76,438 and assumed certain operating expensses amounting to $ 25,198.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of Fund shares. For the year ended September 30, 1995, the Distributor earned commissions aggregating $ 24,533 from the sale of Class A shares, and collected contingent deferred sales charges aggregating $ 860 from redemptions of Class B shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class B and Class C shares under which the Fund can reimburse the Distributor for certain distribution expenses on a monthly basis at an annual rate of up to .75% of the average daily net assets attributable to Class B shares and compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 1995, are set forth in the statement of operations.

Certain officers and trustees of the Fund are also officers and/or directors of the Adviser and Distributor.


Thornburg New Mexicio Intermediate Municipal Fund

Note 4 - SHARES OF BENEFICIAL INTEREST:

At September 30, 1995, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $ 132,490,347. Transactions in shares of beneficial interest were as follows:

                                 	Year Ended              	Year Ended
   		                         September 30, 1995      	September 30, 1994

Class A Shares              	Shares       	Amount  	  Shares        	Amount
Shares sold	               1,915,028  $ 24,612,469	  3,038,051  	$ 39,848,037
Shares issued to shareholders
     in reinvestment of
     distributions	          327,061	    4,196,897	    318,424	     4,140,717
Shares repurchased	       (3,134,511)	 (40,052,431) (1,669,736)  	(21,779,878)

Net Increase (Decrease)	    (892,422)($ 11,243,065) 	1,686,739 	 $ 22,208,876

Class B Shares
Shares sold	                  69,495	    $ 899,489      	6,336      	$ 81,114
Shares issued to shareholders
     in reinvestment of
     distributions	              563	        7,227	          5	            71
Shares repurchased	          (76,399)	    (998,782) 	        0	             0

Net Increase	                 (6,341)   	($ 92,064)	     6,341	      $ 81,185

Class C Shares
Shares sold	                   5,853	       75,792	      4,671	      $ 60,114
Shares issued to shareholders
     in reinvestment of
     distributions	              256	        3,316	          8           	103
Shares repurchased	              (31)	        (403) 	        0	             0

Net Increase	                  6,078 	    $ 78,705	      4,679	      $ 60,217

Note 5 - SECURITIES TRANSACTIONS

For the year ended September 30, 1995, the Fund had purchase and sale transactions (excluding short-term securities) of $ 23,319,481 and $ 34,868,249, respectively.

The cost of investments for Federal income tax purposes is $ 128,164,756. At September 30, 1995, net unrealized appreciation of investments was $ 5,091,609, resulting from $ 5,306,680 gross unrealized appreciation and $ 215,071 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at September 30, 1995 aggregated $ 735,841.

For tax purposes, the Fund has realized capital loss carryforwards of $ 735,841 as of September 30, 1995 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows:
September 30, 2002 - $192,445 and September 30, 2003 - $ 543,396.


Thornburg New Mexico Intermediate Municipal Fund

Per share operating performance			       Year Ended 		          Period from
(for a share outstanding 			     		   September 30,         	June 21, 1991 (a)
throughout the period)							                                        Sept. 30,
	                      1995     	           	1994  	      1993   1992   1991
Class of Shares:  A     B**   	C	      A 	     B*	   C* 	   A	     A 	    A

Net asset value,
 beginning of
 period       $12.72 $12.72 $12.71	$13.36	 $12.87	$12.87	$12.64	$12.21	$12.06

Income from investment operations:
Net investment
 income         	.60    .52	   .52	   .60	    .05	   .04	   .65	   .74	   .23
Net realized
 and unrealized
 gain (loss)
 on investments  .40    .37	   .41	  (.63)	  (.15)	 (.16)	  .72	   .43	   .15
Total from
 investment
 operations	    1.00    .89	   .93	  (.03)	  (.10)	 (.12)	 1.37	  1.17	   .38

Less distributions from:
Net investment
 income	        (.60)	 (.52)	 (.52)	 (.60)	  (.05)	 (.04)	 (.65)	 (.74)	 (.23)
Realized
 capital gains	   --     --	    --	  (.01)  	  --	    --	    --	    --	    --
Change in net
 asset value	    .40	   .37	   .41   (.64)	  (.15)	 (.16)	  .72	   .43	   .15

Net asset
 value, end
 of period 	  $13.12	$13.09	$13.12	$12.72	 $12.72	$12.71  $13.36	$12.64 $12.21

Total
 return (b)	   8.10%  7.42%	 7.48%	(.26%)	 (.80%)	(.90%)	 10.96%	 9.98%	 3.18%

Ratios/Supplemental Data
Ratios to average net assets:
 Net investment
  income	       4.71% 4.06% 4.05% 4.58% 3.47%(c) 3.49%(c)	4.95%	5.76% 6.57%(c)
 Expenses,
  after
  expense
  reductions   	1.00%	1.64%	1.66%	.90%	 1.71%(c)	1.74%(c) .61%  .42%	  .25%(c)
 Expenses,
  before
  expense
  reductions	1.06% 4.71%	15.86%	1.04%	10.90%(c)	21.92%(c)	1.01%	1.12%	1.32%(c)

Portfolio
 turnover rate 17.06% 17.06%	17.06% 	6.87%	6.87%	6.87% 	10.33% 	32.15% 	49.67%
Net assets
 at end of
 period (000)	$136,742	 $0	  $141	  $143,910	$81	 $59 $128,590 $71,034	$20,511

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.
 * Sales of Class B and Class C shares commenced on September 1, 1994. ** On September 28, 1995, all Class B shares were converted into Class A shares.

Thornburg New Mexico Intermediate Municipal Fund
September 30, 1995  CUSIPS:  Class A - 885-215-301, Class C - 885-215-814
NASDAQ Symbols:  Class A - THNMX

Principal                                               Credit Rating
 Amount       Issuer-Description                        Moody's/S&P    Value

	$575,000	Albuquerque Government Purpose Airport Revenue
          Series 1987-A, 8.30% due 7/1/96	                    A1/A    $593,768
		225,000	Albuquerque Airport Revenue Series B,
          8.40% due 7/1/00	                                   A1/A+	   241,470
 	420,000 Albuquerque Mortgage Obligation Revenue
          Series B-2, 0% due 5/15/11 (Insured: FGIC)	        Aaa/AAA 	 134,480
	  50,000 Albuquerque Gross Receipts Tax Revenue,
          6.20% due 7/1/05	                                  Aaa/AAA 	  53,512
1,280,000 Albuquerque Gross Receipts and Lodger's
          Tax, 0% due 7/1/02 (Insured: FSA)	                 Aaa/AAA	  912,667
1,520,000 Albuquerque Gross Receipts and Lodger's
          Tax, 0% due 7/1/03 (Insured: FSA)	                 Aaa/AAA 1,023,872
2,035,000 Albuquerque Gross Receipts and Lodger's
          Tax, 0% due 7/1/05 (Insured: FSA)	                 Aaa/AAA	1,214,651
2,000,000 Albuquerque Gross Receipts and Lodger's
          Tax ,0% due 7/1/12 (Insured: FSA)	                 Aaa/AAA  	724,840
 	155,000	Albuquerque Hospital Revenue, 7.20%
          due 7/1/97 (Escrowed to Maturity)	                 Aaa/AAA  	162,266
1,000,000 Albuquerque Hospital Revenue Series
          1991-A, 6.375% due 5/15/04	(St. Joseph's Health
          Care Project; Insured: MBIA)	                      Aaa/AAA	1,086,940
2,000,000 Albuquerque Hospital Revenue Series 1992,
          5.60% due 8/1/99 (Insured: MBIA)	                  Aaa/AAA	2,076,600
  335,000	Albuquerque Hospital Revenue Series A, 5.80%
          due 8/1/00 (Presbyterian Health Care
          Project; Insured: MBIA)	                           Aaa/AAA	  351,867
2,500,000 Albuquerque Hospital System Refunding
          Revenue Series 1992-A, 6.10% due 8/1/02
          (Presbyterian Health Care
          Project; Insured: MBIA)	                           Aaa/AAA	2,685,850
1,040,000 Albuquerque Hospital System Refunding
          Revenue Series 1992-B, 6.20% due 8/1/02
          (Presbyterian Health Care
          Project; Insured: MBIA)	                           Aaa/AAA	1,084,117
1,775,000 Albuquerque Hospital System Refunding
          Revenue Series 1992-B, 6.60% due 8/1/07
		        (Presbyterian Health Care
          Project; Insured: MBIA)	                           Aaa/AAA	1,871,329
1,500,000 Albuquerque Hospital System Refunding
          Revenue Series 1993-B, 4.50% due 8/1/99
		        (Presbyterian Health Care
          Project; Insured: MBIA)	                           Aaa/AAA	1,500,435
1,000,000 Albuquerque Water and Sewer System
          Revenue Refunding Series B, 6.95% due 7/1/02	       A1/AA  1,109,920
1,500,000 Albuquerque Water and Sewer Revenue, 7.00%
          due 7/1/03                                          A1/AA  1,662,615
1,000,000 Albuquerque Water and Sewer Revenue, 6.70%
          due 7/1/98                                         	A1/AA  1,058,450
1,750,000 Albuquerque Water and Sewer Revenue Series
          1990-C, 7.00% due 7/1/05 	                          NR/AA	 1,929,462
 	600,000	Albuquerque Water and Sewer Revenue, 6.25%
          due 7/1/08	                                         A1/AA	   636,858
1,240,000 Albuquerque MFHR Series 1991, 8.50%
          due 7/1/21, put 7/1/01 (Beach Apartments Project)	  NR/NR	 1,272,476
3,475,000 Albuquerque MFHR Series 1988, 5.00%
          due 5/1/98 (Sunchase Apartments Project;
		        Collateralized: Home Federal)	                      NR/AAA	3,454,880
3,030,000 Albuquerque MFHR Series 1994, 6.75% due 1/1/24,
          put 1/1/04 (Dorado Village Project)	                NR/AAA	2,862,320
 	250,000	Albuquerque Refuse Removal and Disposal Rev.,
          6.80% due 7/1/98 (Insured: AMBAC)	                 Aaa/AAA	  265,255
 	240,000	Albuquerque Revenue Refunding Bonds Series 1993,
          4.25% due 6/1/97 (Evangelical Lutheran Good
          Samaritan Society Project; Insured: Capital
          Guaranty)	                                         Aaa/AAA   240,370
	 250,000	Albuquerque Revenue Refunding Bonds Series 1993,
          4.50% due 6/1/98 (Evangelical Lutheran Good
          Samaritan Society Project; Insured: Capital
          Guaranty)	                                         Aaa/AAA	  251,360
 	290,000	Albuquerque Revenue Refunding Bonds Series 1993,
          5.00% due 6/1/01	(Evangelical Lutheran Good
          Samaritan Society Project; Insured: Capital
          Guaranty)	                                         Aaa/AAA	  295,565
  305,000	Albuquerque Revenue Refunding Bonds Series 1993,
          5.10% due 6/1/02	(Evangelical Lutheran Good
          Samaritan Society Project; Insured: Capital
          Guaranty)	                                         Aaa/AAA	  311,719
	170,000	 Albuquerque Revenue Refunding Bonds Series 1993,
          5.20% due 6/1/03	(Evangelical Lutheran Good
          Samaritan Society Project; Insured: Capital
          Guaranty)	                                         Aaa/AAA	  174,309
1,000,000 Albuquerque Special Assessment District Series A,
          6.45% due 1/1/15	(Cottonwood Mall Project;
          LOC: Sumitomo Bank)	                                NR/A+	 1,001,020
 	195,000	Albuquerque Special Assessment District No. 219
          Series B, 5.50% due 7/1/00	(Water and Sewer
          Improvement Project; LOC: Sumitomo Bank)	           NR/A	    194,980
 	195,000	Albuquerque Special Assessment District No. 219
          Series B, 5.65% due 7/1/01	(Water and Sewer
          Improvement Project; LOC: Sumitomo Bank)	           NR/A	    194,980
 	405,000	Albuquerque Special Assessment District No. 219
          Series B, 5.75% due 7/1/02	(Water and Sewer
          Improvement Project; LOC: Sumitomo Bank)	           NR/A	    404,960
4,500,000	Bernalillo County Multifamily Housing Revenue
          Series 1994-A, 6.50% due 10/1/19,	put 10/1/06
          (Village Apartments Project; Guarantee: AXA
          Reinsurance Co.)	                                   NR/AA	 4,537,665
 	500,000	Bloomfield Gross Receipts Tax Revenue Series
          1992-B, 6.50% due 8/1/07	                          Baa/NR	   510,875
1,750,000 Dona Ana County Gross Receipts Tax Refunding
          and Improvement Series 1993,	5.875% due 6/1/09
          (Insured: Asset Guaranty)	                          NR/NR	 1,801,187
 	330,000	Dona Ana County Subordinated Gross Receipts
          Tax Revenue, 6.125% due 6/1/03	                     NR/NR	   327,079
	 260,000	Dona Ana County Subordinated Gross Receipts
          Tax Revenue, 6.25% due 6/1/04	                      NR/NR	   257,826
	 510,000	Espanola Gross Receipts Tax Revenue, 7.10%
          due 3/1/02 (Insured: MBIA)	                       Aaa/AAA	   548,066
 	550,000	Espanola Gross Receipts Tax Revenue, 7.20%
          due 3/1/03 (Insured: MBIA)	                       Aaa/AAA	   592,306
	 525,000	Espanola Gross Receipts Tax Revenue, 6.25%
          due 3/1/00 (Insured: MBIA)	                       Aaa/AAA	   548,368
	 750,000	Farmington Utility System Refunding Revenue,
          5.20% due 5/15/00 (Insured: FGIC)	                Aaa/AAA	   767,737
1,000,000 Farmington Utility System Refunding Revenue,
          5.40% due 5/15/02 (Insured: FGIC)	                Aaa/AAA	 1,033,070
1,500,000 Gallup Pollution Control Rev. Ref. Series
          1992, 6.45% due 8/15/06 (Insured: MBIA)	          Aaa/AAA	 1,638,240
	 500,000	Gallup Sales Tax Revenue Sinking Fund Bonds,
          6.75% due 6/1/06 (Insured: MBIA)	                 Aaa/AAA	   543,840
1,000,000 Guam Ltd. Obligation Highway Series 1992-A,
          5.50% due 5/1/99	(Insured: Capital Guaranty)	      NR/AAA	 1,036,100
 	280,000	Hidalgo County Municipal School District of
          Lordsburg, 6.875% due 7/1/00	                      NR/NR	    290,321
	 300,000	Hidalgo County Municipal School District of
          Lordsburg, 6.875% due 7/1/01	                      NR/NR	    311,544
	 315,000	Hidalgo County Municipal School District of
          Lordsburg, 6.875% due 7/1/02	                      NR/NR	    327,074
3,300,000 Jicarilla Apache Tribe Tribal Refunding
          Revenue Bonds, 7.75% due 7/1/05	                   NR/A	   3,436,290
	 780,000	Las Cruces Gross Receipts Refunding Revenue,
          4.35% due 12/1/95	                                  A/A	     780,374
1,175,000 Las Cruces Gross Receipts Refunding Revenue,
          5.45% due 12/1/99	                                  A/A	   1,211,977
	 625,000	Las Cruces Gross Receipts Refunding Revenue,
          5.85% due 12/1/01	                                  A/A 	    659,300
1,500,000 Las Cruces Gross Receipts Refunding Revenue
          Series 1992, 6.25% due 12/1/05	                     A/A	   1,589,295
1,200,000 Las Cruces Joint Utility Refunding and
          Improvement Revenue, 6.50% due 7/1/07	            A1/NR	   1,301,880
1,160,000 Las Cruces Municipal Sales Tax Revenue Series
          1991, 6.50% due 12/1/03	                           A/NR   	1,220,355
 	120,000	Lordsburg Gross Receipts and Lodgers Tax
          Revenue, 8.125% due 12/1/97	                      NR/NR      129,384
  230,000	Lordsburg Gross Receipts and Lodgers Tax
          Revenue, 8.625% due 12/1/02	                      NR/NR	     251,287
1,150,000	Lordsburg Pollution Control Revenue, 6.50%
          due 4/1/13 (Phelps Dodge Project)	                A2/A-	   1,189,491
 	500,000	Los Alamos County Utility System Revenue
          Refunding Series A, 6.90% due 1/1/97	           Baa1/BBB+	   515,985
	 750,000	Los Alamos County Utility System Revenue
          Refunding Series 1986-A, 7.10% due 1/1/98	      Baa1/BBB+	   789,930
2,445,000 Los Alamos County Utility System Revenue
          Refunding Series A, 6.00% due 7/1/08
        		(Insured: FSA)	                                  Aaa/AAA	  2,538,961
 	350,000	Milan General Obligation Sanitary Sewer
          Series 1994, 7.00% due 9/1/13	                    NR/NR	     369,183
3,275,000 New Mexico Educational Assistance Foundation
          Revenue, 6.70% due 4/1/02	(Insured: AMBAC)	      Aaa/AAA	  3,543,157
 	650,000	New Mexico Educational Assistance Foundation
          Revenue, 6.20% due 12/1/01	                      Aaa/NR 	    691,990
	 815,000	New Mexico Educational Assistance Foundation
          Revenue, 6.45% due 12/1/04	                      Aaa/NR 	    862,832
1,825,000 New Mexico Educational Assistance Foundation
          Revenue, 6.85% due 12/1/05	                        A/NR	   1,890,025
 	500,000	New Mexico Educational Assistance Foundation
          Revenue, 4.70% due 12/1/98	                        A/NR	     500,845
 	180,000	New Mexico Student Loan Revenue, 5.55%
          due 12/1/01	                                       A/NR	     183,559
2,755,000 New Mexico Educational Assistance Foundation
          Revenue, 6.65% due 3/1/07	                       Aaa/NR	   2,901,318
 	990,000	New Mexico MFA MFHR Series 1991-C, 6.75%
          due 7/1/11	                                      NR/AAA	   1,025,145
1,430,000 New Mexico MFA MFHR Series 1991-C, 6.75%
          due 7/1/11     	                                 NR/AAA	   1,480,765
  	90,000	New Mexico MFA SFMR Series A, 7.00%
          due 7/1/14	                                      A1/A+	       64,835
 	100,000	New Mexico MFA SFMR Series C, 7.80%
          due 7/1/99 (Insured: FGIC)	                     Aaa/AAA	     104,897
 	 95,000	New Mexico MFA SFMR Series A, 6.50%
          due 3/1/98	                                     AA-/NR	       97,771
 	195,000	New Mexico MFA SFMR Series A-1, 5.30%
          due 7/1/96	                                     Aa/AA	       196,812
 	715,000	New Mexico MFA SFMR Series A-1, 6.05%
          due 1/1/00	                                    Aa/AA	        738,688
 	285,000	New Mexico MFA SFMR Series A-2, 6.20%
          due 1/1/01	                                    Aa/AA	        296,468
	 720,000	New Mexico MFA SFMR Series 1992-A-1,
          6.30% due 1/1/02	                              Aa/AA	        752,386
5,555,000 New Mexico MFA SFMR Series 1992-A-1,
          6.85% due 7/1/10	                              Aa/AA 	     5,849,082
1,185,000 New Mexico MFA SFMR Series 1992-A-1,
          6.90% due 7/1/08	                              NR/AAA	     1,261,705
1,375,000 New Mexico State Severance Tax Refunding
          Series 1992-C, 5.30% due 7/1/97	               Aa/AA 	     1,398,127
1,000,000 New Mexico State Severance Tax Refunding
          Series 1992-C, 5.60% due 7/1/02	               Aa/AA 	     1,027,030
1,195,000 New Mexico Equipment Loan Council Hospital
          Revenue, 7.50% due 6/1/02	(San Juan
          Regional Medical Center, Inc. Project)	        A/NR	       1,328,254
1,490,000 New Mexico Equipment Loan Council Hospital
          Revenue, 7.80% due 6/1/05, (San Juan
          Regional Medical Center, Inc. Project)	        A/NR	       1,682,225
		225,000	New Mexico Equipment Loan Council Hospital
          Revenue, 7.90% due 6/1/11 (San Juan
          Regional Medical Center, Inc. Project)	        A/NR	         251,600
 	575,000	New Mexico Equipment Loan Council Hospital
          Revenue, 7.80% due 6/1/06 (San Juan
          Regional Medical Center, Inc. Project)	        A/NR	         642,591
 	245,000	New Mexico State University Revenue,
          7.00% due 11/1/96 (Escrowed to Maturity)	    Aaa/AAA	        253,112
 	310,000	New Mexico State University Revenue,
          5.85% due 4/1/96	                             A1/AA	         312,728
 	390,000	New Mexico State University Revenue,
          5.85% due 4/1/99	                             A1/AA	         406,895
 	380,000	New Mexico State University Revenue,
          5.85% due 4/1/00	                             A1/AA	         398,730
 	335,000	New Mexico State University Revenue,
          5.85% due 4/1/01	                             A1/AA	         353,325
1,050,000 Northern Mariana Islands Ports Authority
          Airport Rev. Series 1987-B, 6.90%
          due 10/1/01	                                  A2/NR	       1,079,085
 	555,000	Northern Mariana Islands Ports Authority
          Airport Rev. Series 1987-B, 7.00%
          due 10/1/02	                                  A2/NR	         570,407
 	750,000	Puerto Rico Public Improvement Revenue,
          6.60% due 7/1/04	                           Baa1/A	          846,795
1,300,000 Puerto Rico Highway and Transportation
          Authority Highway Revenue, 5.70%
          due 7/1/98	                                 Baa1/A	        1,346,371
2,000,000	Puerto Rico Highway and Transportation
          Authority Highway Revenue, 5.00%
          due 7/1/02	                                 Baa1/A	        2,018,080
2,000,000 Puerto Rico Public Building Authority
          Revenue, 6.10% due 7/1/00	                  Baa1/A	        2,122,260
 	905,000	Puerto Rico Electric Power Authority,
          6.75% due 1/1/00 (LOC: Citibank)	           Baal/A           905,688
1,500,000 Puerto Rico Electric Power Revenue
          Refunding Series 1992-Q, 5.70%
          due 7/1/00	                                 Baa1/A	        1,567,020
 	100,000	Questa Independent School Dist.
          #9 G.O. School Bldg. Series 7/1/86,
          8.85% due 10/1/95	                            NR/NR	         100,000
 	100,000	Questa Independent School Dist.
          #9 G.O. School Bldg. Series 7/1/87,
          8.50% due 10/1/00	                            NR/NR	         111,574
 	110,000	Rio Grande Natural Gas Association
          Natural Gas System Revenue, 4.70%
          due 7/1/98	                                 Baa1/BBB+	       110,020
 	150,000	Rio Grande Natural Gas Association
          Natural Gas System Revenue, 5.00%
          due 7/1/00	                                 Baa1/BBB+	       150,302
1,000,000 Rio Rancho Water & Wastewater Series
          1995 A, 6.50% due 5/15/06 (Insured: FSA)	    Aaa/AAA	      1,103,320
1,000,000 San Juan County Gross Receipts /
          Gasoline Tax Refunding Revenue Series
          1994-B, 7.00% due 9/15/09	                     A/NR	       1,077,980
 	115,000	Sandoval County Gross Receipts Tax
          Refunding Revenue Series 1992, 7.00%
          due 11/1/07	                                Baa1/NR	         124,313
 	125,000	Sandoval County Gross Receipts Tax
          Refunding Revenue Series 1992, 7.00%
          due 11/1/08	                                Baa1/NR	         133,379
 	135,000	Sandoval County Gross Receipts Tax
          Refunding Revenue Series 1992, 7.00%
          due 11/1/09	                                Baa1/NR	         144,148
 	145,000	Sandoval County Gross Receipts Tax
          Refunding Revenue Series 1992, 7.00%
          due 11/1/10	                                Baa1/NR	         154,094
 	340,000	Santa Fe County Office and Training
          Facilities Project Revenue	Series 1990,
          9.00% due 7/1/01 (Escrowed to Maturity)	     NR/AAA          415,426
	 356,000	Santa Fe County Office and Training
          Facilities Project Revenue	Series 1990,
          9.00% due 1/1/02 (Escrowed to Maturity)	     NR/AAA	         438,962
 	372,000	Santa Fe County Office and Training
          Facilities Project Revenue	Series 1990,
          9.00% due 7/1/02 (Escrowed to Maturity)	     NR/AAA	         464,602
 	406,000	Santa Fe County Office and Training
          Facilities Project Revenue	Series 1990,
          9.00% due 7/1/03 (Escrowed to Maturity)	     NR/AAA         	517,102
 	443,000	Santa Fe County Office and Training
          Facilities Project Revenue	Series 1990,
          9.00% due 7/1/04 (Escrowed to Maturity)	     NR/AAA	         573,565
 	626,000	Santa Fe County Office and Training
          Facilities Project Revenue	Series 1990,
          9.00% due 1/1/08 (Escrowed to Maturity)	     NR/AAA	         840,205
	 500,000	Santa Fe Gross Receipts Tax Revenue &
          Improvement, 6.35% due 6/1/02	               A1/AA	          526,995
1,105,000 Santa Fe Gross Receipts Tax Revenue &
          Improvement, 4.20% due 6/1/99	               A1/AA	        1,098,436
 	350,000	Santa Fe Housing Development Corporation
          Multifamily Revenue Refunding Series
		        1993-A, 5.50% due 2/1/04 (Villa Camino
          Consuela Project)	                            A/NR	          349,737
1,000,000 Santa Fe Industrial Revenue Housing
          Refunding, 7.25% due 12/1/05
		        (Ponce de Leon Project; Guaranteed:
          Health Care REIT)	                           NR/NR	        1,010,500
	 250,000	Santa Fe Public School District, 5.20%
          due 6/15/98	                                 A1/NR	          255,810
1,900,000 Santa Fe Improvement Revenue Series
          1992-A, 0% due 7/1/02 (Insured: FGIC)	      Aaa/AAA	       1,348,487
1,945,000 Santa Fe Improvement Revenue Series
          1992-A, 0% due 7/1/03 (Insured: FGIC)	      Aaa/AAA	       1,303,247
1,945,000 Santa Fe Improvement Revenue Series
          1992-A, 0% due 7/1/04 (Insured: FGIC)	      Aaa/AAA	       1,216,442
1,895,000 Santa Fe Improvement Revenue Series
          1992-A, 0% due 7/1/05 (Insured: FGIC)	      Aaa/AAA	       1,098,058
 	500,000	Santa Fe Improvement Revenue Series
          1992-A, 0% due 7/1/06 (Insured: FGIC)	      Aaa/AAA	         268,075
1,945,000 Santa Fe Improvement Revenue Series
          1992-A, 0% due 7/1/11 (Insured: FGIC)	      Aaa/AAA	         705,198
	 964,298	Santa Fe SFMR Series 1991, 8.45%
          due 12/1/11	                                 Aa/NR 	       1,050,131
 	195,000	Santa Rosa Consolidated School District
          #8 Guadalupe and San Miguel Counties
		        General Obligation Series 1991, 7.00%
          due 8/1/03	                                 Baa/NR	          209,483
 	210,000	Santa Rosa Consolidated School District
          #8 Guadalupe and San Miguel Counties
		        General Obligation Series 1991, 7.00%
          due 8/1/04	                                Baa/NR	           224,765
 	285,000	Socorro Health Facilities Refunding
          Revenue, 6.00% due 4/1/08, (Evangelical
		        Lutheran Good Samaritan Project;
          Insured: AMBAC)	                           Aaa/AAA	          295,841
1,425,000 Taos County Local Hospital Gross
          Receipts Tax Revenue	Series 1992,
          6.125% due 12/1/01 (Insured: Asset
          Guaranty)	                                  NR/NR	         1,511,426
 	315,000	Torrance County Environmental Revenue
          Series 1992, 6.875% due 6/1/03	             NR/NR	           322,573
 	100,000 University of New Mexico Higher
          Educational Revenue, 7.50% due 6/1/00	      A1/AA	           112,283
 	750,000	University of New Mexico Revenue
          Series A, 4.60% due 6/1/97	                 A1/A	            753,900
 	500,000	U.S. Virgin Islands Public Finance
          Authority, 7.70% due 10/1/04	              Baa/BBB	          549,000
1,000,000 U.S. Virgin Islands Public Finance
          Authority Revenue Refunding Series A,
		        6.90% due 10/1/01	                          NR/NR	         1,062,910
 	330,000	U.S. Virgin Islands Public Finance
          Authority, Series 1992-A, 7.00%
          due 10/1/02	                                NR/NR	           353,506
1,320,000	U.S. Virgin Islands Special Tax General
          Obligation Series 1991, 7.75% due 10/1/06
		        (Hugo Insurance Claims Fund Project)	       NR/NR	         1,442,364
3,000,000 U.S. Virgin Islands Water & Power
          Authority Series A, 7.40% due 7/1/11	       NR/NR	         3,201,810
1,385,000 Western New Mexico University System
          Revenue Series 1995, 7.75% due 6/15/19	    Baa/BBB	        1,478,640

		        TOTAL INVESTMENTS (Cost $128,127,669)		                $ 133,256,365

			       Credit ratings are unaudited.
    			   See notes to financial statements.


To the Board of Trustees and Shareholders
Thornburg New Mexico Intermediate Municipal Fund
Santa Fe, New Mexico



We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Thornburg New Mexico Intermediate Municipal Fund, series of Thornburg Investment Trust as of September 30, 1995, the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Thornburg New Mexico Intermediate Municipal Fund as of September 30, 1995, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.






New York, New York
October 27, 1995